Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets, Net (Details) [Line Items]
Amortization expense	$ 202,412	$ 273,178	$ 232,871
CareerWin [Member]
Intangible Assets, Net (Details) [Line Items]
Acquisition amount		$ 127,002
Estimated useful life		5 years
MSCT [Member]
Intangible Assets, Net (Details) [Line Items]
Acquisition amount	$ 150,468
Estimated useful life	10 years